Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Lease Commitments	These commitments as at December 31, 2021, are as follows:

	Total $	Less than 1 Year $	1 to 3 Years $	After 3 Years $
Variable lease payments	291.2	50.6	79.4	161.2
Short-term and low value lease payments	2.8	2.2	0.6	—
Leases not commenced but committed	33.3	1.5	6.1	25.7
	327.3	54.3	86.1	186.9